Cover Page	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	LENZ THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	2834
Entity Tax Identification Number	84-4867570
Entity Address, Address Line One	445 Marine View Ave
Entity Address, Address Line Two	Ste. #320
Entity Address, City or Town	Del Mar
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92014
City Area Code	858
Local Phone Number	925-7000
Contact Personnel Name	Evert Schimmelpennink
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001815776